Consolidated Statements of Operations and Other Comprehensive Income	6 Months Ended
	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares
(Loss)/Earnings Per Ordinary Share (“EPS”) [Abstract]
Revenue	RM 31,622,948	$ 6,882,034	RM 123,521,552
Cost of sale	(49,203,982)	(10,708,157)	(108,687,226)
Gross (loss)/profit	(17,581,034)	(3,826,123)	14,834,326
Other income	1,004,286	218,561	221,508
Administrative expenses	(45,894,179)	(9,987,852)	(12,627,450)
Other operating expenses	(315,941)	(68,758)
Finance costs	(5,916)	(1,287)	(1,578)
(Loss)/Profit before tax	(62,792,784)	(13,665,459)	2,426,806
Tax expense	12,927,194	2,813,318	2,505,942
Profit for the financial period	(49,865,590)	(10,852,141)	4,932,748
Items that may be reclassified subsequently to profit or loss:
Gain on foreign currency translation	3,070,107	668,141	(11,033)
Total comprehensive (loss)/income for the financial period	(46,795,483)	(10,184,000)	4,921,715
(Loss)/Profit for the financial period attributable to:
Owners of the Company	(50,177,049)	(10,919,923)	3,670,221
Non-controlling interests	311,459	67,782	1,262,527
Profit for the financial year	(49,865,590)	(10,852,141)	4,932,748
Total comprehensive (loss)/income attributable to:
Owners of the Company	(47,106,942)	(10,251,782)	3,659,188
Non-controlling interests	311,459	67,782	1,262,527
Profit for the financial year	RM (46,795,483)	$ (10,184,000)	RM 4,921,715
Weighted average shares outstanding:
Basic (in Shares)	21,999,658	21,999,658	18,396,739
Diluted (in Shares)	21,999,658	21,999,658	18,396,739
(Loss)/Earnings per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)	RM (2.28)	$ (0.5)	RM 0.2
Diluted (in Dollars per share and Ringgits per share) | (per share)	RM (2.28)	$ (0.5)	RM 0.2